Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Leases
Note 13: Leases

The Bank enters into operating lease agreements either as the lessee or the lessor, mostly for office and parking spaces as well as for small office equipment. The terms of the existing leases, including renewal options that are reasonably certain to be exercised, extend up to the year 2035. Certain lease payments will be adjusted during the related lease's term based on movements in the relevant consumer price index.

	Year ended
	December 31, 2022	December 31, 2021
Lease costs
Operating lease costs	7,576	8,248
Short-term lease costs	2,387	1,407
Sublease income	(1,197)	(1,359)
Total net lease cost	8,766	8,296
Operating lease income	1,012	1,243
Other information for the period
Right-of-use assets related to new operating lease liabilities	3,476	1,575
Operating cash flows from operating leases	7,630	8,402

	Year ended
Other information at end of period	December 31, 2022	December 31, 2021
Operating leases right-of-use assets (included in other assets on the balance sheets)	33,641	39,525
Operating lease liabilities (included in other liabilities on the balance sheets)	32,965	38,789
Weighted average remaining lease term for operating leases (in years)	9.24	9.81
Weighted average discount rate for operating leases	5.40%	5.25%

The following table summarizes the maturity analysis of the Bank's commitments for long-term leases as at December 31, 2022:
Year ending December 31	Operating Leases
2023	7,129
2024	6,457
2025	4,133
2026	3,357
2027	3,152
2028 & thereafter	17,735
Total commitments	41,963
Less: effect of discounting cash flows to their present value	(8,998)
Operating lease liabilities	32,965

Leases
Note 13: Leases

The Bank enters into operating lease agreements either as the lessee or the lessor, mostly for office and parking spaces as well as for small office equipment. The terms of the existing leases, including renewal options that are reasonably certain to be exercised, extend up to the year 2035. Certain lease payments will be adjusted during the related lease's term based on movements in the relevant consumer price index.

	Year ended
	December 31, 2022	December 31, 2021
Lease costs
Operating lease costs	7,576	8,248
Short-term lease costs	2,387	1,407
Sublease income	(1,197)	(1,359)
Total net lease cost	8,766	8,296
Operating lease income	1,012	1,243
Other information for the period
Right-of-use assets related to new operating lease liabilities	3,476	1,575
Operating cash flows from operating leases	7,630	8,402

	Year ended
Other information at end of period	December 31, 2022	December 31, 2021
Operating leases right-of-use assets (included in other assets on the balance sheets)	33,641	39,525
Operating lease liabilities (included in other liabilities on the balance sheets)	32,965	38,789
Weighted average remaining lease term for operating leases (in years)	9.24	9.81
Weighted average discount rate for operating leases	5.40%	5.25%

The following table summarizes the maturity analysis of the Bank's commitments for long-term leases as at December 31, 2022:
Year ending December 31	Operating Leases
2023	7,129
2024	6,457
2025	4,133
2026	3,357
2027	3,152
2028 & thereafter	17,735
Total commitments	41,963
Less: effect of discounting cash flows to their present value	(8,998)
Operating lease liabilities	32,965